Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
VAT and EIT recoverable	¥ 747,377	¥ 919,849
Deposits	213,921	189,904
Interest receivable	174,688	38,372
Prepayment to suppliers related to procurement activities of goods and services	385,805	608,229
Prepaid expense	63,918	55,131
Loans to third parties	517,200	378,752
Others	255,244	143,845
Advances to suppliers related to financing activities	1,002	5,053
Subtotal	2,359,155	2,339,135
Allowance for doubtful accounts:
Balance at beginning of the year	(52,776)	(33,888)
Write-offs	3,598	9,686
(Provision)/Reversal	16,889	(27,563)
Balance at end of the year	(32,289)	(52,776)
Total	2,326,866	2,286,359	$ 365,136
Other receivables and prepayments, net
Allowance for doubtful accounts:
Adoption of Topic 326(Note 2(ad))	¥ 0	¥ (1,011)